Statements of Cash Flows (CAD)	12 Months Ended			93 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Cash flows from operating activities
Net loss for the period	(793,120)	(940,265)	(1,348,653)	(8,536,682)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	622,364	880,312	1,310,504	8,019,155
Surrendered oil and gas property interests	133,630	27,580		161,210
Gain on extinguishment of debt	(2,446)			(2,446)
Changes in operating assets and liabilities:
Decrease (increase) in goods and services tax receivable	(834)	3,486	2,758	(1,075)
Decrease in prepaid expenses	1,155
Increase (decrease) in accounts payable	(6,082)	(9,165)	26,822	11,575
Increase (decrease) in accrued liabilities	(2,000)	(2,000)	5,000	(28,006)
Increase in accrued interest	1,489			1,489
Net cash used in operating activities	(45,844)	(40,052)	(3,569)	(374,780)
Cash flows from investing activities
Proceeds from assignment of oil and gas property interests		24,000		54,331
Expenditures on oil and gas property interests	(22,192)	(46,990)	(36,779)	(388,880)
Net cash used in investing activities	(22,192)	(22,990)	(36,779)	(334,549)
Cash flows from financing activities
Issuance of capital stock and warrants for cash				234,395
Issuance of capital stock upon exercise of warrants and stock options		60,000		410,760
Proceeds from note payable to stockholder	70,000			70,000
Net cash provided by financing activities	70,000	60,000		715,155
Increase (decrease) in cash	1,964	(3,042)	(40,348)	5,826
Cash at beginning of period	3,862	6,904	47,252
Cash at end of period	5,826	3,862	6,904	5,826
Supplemental disclosure of cash flow information:
Interest paid in cash	329			329
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Investment in oil and gas property interest included in accounts payable		349		349